PENSIONS AND OTHER POST RETIREMENT BENEFITS - Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined benefit pension plans
Disclosure of defined benefit plans [line items]
Current service costs	$ 302	$ 272
Interest cost	41	35
Defined benefit plans expense	343	307
Defined contribution plans expense	94	83
Total benefit plans expense charged to earnings	437	390
Return on plan assets (excluding amounts included in net interest expense)	(530)	(548)
Experience gain arising on plan liabilities	(1)	(26)
Actuarial loss arising from changes in financial assumptions	(572)	733
Actuarial loss arising from changes in demographic assumptions	(2)	50
Actuarial loss recognized in other comprehensive income	(1,105)	209
Defined benefit other post retirement benefits
Disclosure of defined benefit plans [line items]
Current service costs	19	15
Interest cost	18	19
Defined benefit plans expense	37	34
Total benefit plans expense charged to earnings	37	34
Experience gain arising on plan liabilities	(1)	(6)
Actuarial loss arising from changes in financial assumptions	(27)	43
Actuarial loss arising from changes in demographic assumptions		12
Actuarial loss recognized in other comprehensive income	$ (28)	$ 49